UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	5/31/07

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Equity Fund
May 31, 2007 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Banks--5.2%
Bank of America	95,000	4,817,450
HSBC Holdings, ADR	35,000 a	3,256,400
SunTrust Banks	34,000	3,035,860
		11,109,710
Capital Goods--7.6%
Emerson Electric	120,000	5,814,000
General Electric	280,000	10,522,400
		16,336,400
Consumer Services--1.7%
Hilton Hotels	45,000	1,599,750
McDonald's	40,000	2,022,000
		3,621,750
Diversified Financial Services--11.2%
American Express	73,000	4,743,540
Ameriprise Financial	16,000	1,005,600
Citigroup	158,233	8,622,116
JPMorgan Chase & Co.	90,000	4,664,700
Merrill Lynch & Co.	55,000	5,100,150
		24,136,106
Energy--17.7%
BP, ADR	40,000	2,680,400
Chevron	101,000	8,230,490
ConocoPhillips	70,000	5,420,100
Exxon Mobil	159,560	13,270,605
Halliburton	50,000	1,797,500
Occidental Petroleum	40,000	2,198,800
Royal Dutch Shell, Cl. A, ADR	50,000	3,715,000
Total, ADR	8,000	603,600
		37,916,495
Food & Staples Retailing--5.7%
Wal-Mart Stores	82,000	3,903,200
Walgreen	162,000	7,311,060
Whole Foods Market	25,000 a	1,027,500
		12,241,760
Food, Beverage & Tobacco--18.1%
Altria Group	160,000	11,376,000
Anheuser-Busch Cos.	43,000	2,293,620
Coca-Cola	180,000	9,538,200
Kraft Foods, Cl. A	81,723	2,765,506
Nestle, ADR	60,050	5,845,868
PepsiCo	107,000	7,311,310
		39,130,504
Health Care Services--.8%
UnitedHealth Group	30,000	1,643,100
Household & Personal Products--4.7%
Estee Lauder Cos., Cl. A	30,000	1,419,000
Procter & Gamble	135,000	8,579,250
		9,998,250
Insurance--1.4%
American International Group	40,580	2,935,557
Materials--.8%
Praxair	25,000	1,702,250
Media--6.0%
McGraw-Hill Cos.	120,000	8,437,200
News, Cl. A	200,200	4,422,418
		12,859,618

Abbott Laboratories	70,000	3,944,500
Eli Lilly & Co.	35,000	2,051,700
Johnson & Johnson	90,000	5,694,300
Merck & Co.	30,000	1,573,500
Pfizer	118,350	3,253,442
		16,517,442
Retailing--2.2%
Home Depot	50,000	1,943,500
Target	45,000	2,809,350
		4,752,850
Semiconductors & Equipment--3.4%
Intel	325,000	7,205,250
Software & Services--3.2%
Automatic Data Processing	30,000	1,491,000
Broadridge Financial Solutions	7,500 b	151,800
Microsoft	170,000	5,213,900
		6,856,700
Technology Hardware & Equipment--.5%
QUALCOMM	25,000	1,073,750
Telecommunications--.5%
Sprint Nextel	50,000	1,142,500
Transportation--1.1%
United Parcel Service, Cl. B	34,000	2,446,980
Total Common Stocks
(cost $148,767,161)		213,626,972

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $370,000)	370,000 [c]	370,000

Investment of Cash Collateral for
Securities Loaned--1.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,127,500)	4,127,500 [c]	4,127,500

Total Investments (cost $153,264,661)	101.6%	218,124,472
Liabilities, Less Cash and Receivables	(1.6%)	(3,407,045)
Net Assets	100.0%	214,717,427

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is
$4,041,590 and the total market value of the collateral held by the fund is $4,127,500.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)